Description Of Business - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 Location Employee Country	Dec. 31, 2010	Dec. 31, 2009
Product Information [Line Items]
Number of employees	8,470
Number of locations in which company operates	81
Number of countries in which company operates	40
Percentage of company revenue	13.00%	[1]	[1]
U.S.
Product Information [Line Items]
Percentage of company revenue	41.70%
Europe
Product Information [Line Items]
Percentage of company revenue	46.20%
Rest of World
Product Information [Line Items]
Percentage of company revenue	12.10%

[1]	Net revenue did not exceed 10%.